Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.002731	$ 0.002731
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	17,806,586	17,312,586
Common stock, shares outstanding	17,806,586	17,312,586